[H & M Final]

[Translation]







                      SEMI-ANNUAL REPORT
                        (THE FIFTH TERM)
                    FROM:  OCTOBER 1, 1998
                      TO:  MARCH 31, 1999

        AMENDMENT TO SECURITIES REGISTRATION STATEMENT


















              PUTNAM U.S. GOVERNMENT INCOME TRUST














                      SEMI-ANNUAL REPORT
                        (THE FIFTH TERM)
                    FROM:  OCTOBER 1, 1998
                      TO:  MARCH 31, 1999




















              PUTNAM U.S. GOVERNMENT INCOME TRUST

                      SEMI-ANNUAL REPORT
                       (The Fifth Term)
                    From:  October 1, 1998
                      To:  March 31, 1999

To: Director of Kanto Local Finance Bureau
                      Filing Date: June 30, 1999
                              Filing Date of Amendment to Semi-annual
                               Report: July 6, 1999

Name of the Registrant Fund:            PUTNAM U.S. GOVERNMENT INCOME TRUST

Name and Official Title of Trustees:         George Putnam
                                             John A. Hill
                                             William F. Pounds
                                             Jameson A. Baxter
                                             Hans H. Estin
                                             Ronald J. Jackson
                                             Paul L. Joskow
                                             Elizabeth T. Kennan
                                             Lawrence J. Lasser
                                             John H. Mullin, III
                                             Robert E. Patterson
                                             Donald S. Perkins
                                             George Putnam, III
                                             A.J.C. Smith
                                             W. Thomas Stephens
                                             W. Nicholas Thorndike

Address of Principal Office:            One Post Office Square
                                        Boston, Massachusetts 02109
                                        U.S.A.

Name and Title of Registration Agent:   Harume Nakano
                                        Attorney-at-Law
                                        Signature [Harume Nakano]
                                                       (Seal)

                                        Ken Miura
                                        Attorney-at-Law
                                        Signature [Ken Miura]
                                                     (Seal)

Address or Place of Business            Kasumigaseki Building, 25th Floor
                                        2-5, Kasumigaseki 3-chome
                                        Chiyoda-ku, Tokyo


                            -  ii -

Name of Liaison Contact:                Harume Nakano
                                        Ken Miura
                                        Attorneys-at-Law

Place of Liaison Contact:               Hamada & Matsumoto
                                        Kasumigaseki Building, 25th Floor
                                        2-5, Kasumigaseki 3-chome
                                        Chiyoda-ku, Tokyo

Phone Number:                                03-3580-3377



        Places where a copy of this Semi-annual Report is available for Public Inspection

                        Not applicable.

       (Total number of pages of this Semi-annual Report is 36 including the front page)

                        C O N T E N T S


                                                 This Japanese
                                               EnglishOriginal
                                             Translation

 I.  STATUS OF INVESTMENT FUND
     (1)  Diversification of Investment Portfolio   1      1
     (2)  Results of Past Operations                2      1
          a.  Record of Changes in Net Assets       2      1
          b.  Record of Distributions Paid.         2      2
     (3)  Record of Sales and Repurchases           4      2

II.  OUTLINE OF THE FUND

     1.   FUND                                      5      3
     (1)  Amount of Capital Stock                   5      3
     (2)  Information Concerning Major Shareholders 5      3
     (3)  Information Concerning Directors, Officers
          and Employees                             5      3
     (4)  Description of Business and Outline of Operation 8    5
     (5)  Miscellaneous                                    8    5

     2.   Putnam Investment Management, Inc.
          (Investment Management Company)                  8      5
     (1)  Amount of Capital Stock                          8      5
     (2)  Information Concerning Major Shareholders        9      5
     (3)  Information Concerning Directors, Officers
          and Employees                                    9      5
     (4)  Summary of Business Lines and Business Operation 19    18
     (5)  Miscellaneous                                    32    37


III.       OUTLINE OF THE FINANCIAL STATUS OF THE FUND     32    38

IV.       OUTLINE OF THE FINANCIAL STATUS OF THE
          INVESTMENT MANAGEMENT COMPANY                    32    53

I.   STATUS OF INVESTMENT FUND ("Putnam U.S. Government Income Trust")
      ("Fund")
 (1) Diversification of Investment Portfolio
     Diversification of Investment Portfolio by Types of
     Assets and geographic Regions:

                                         (As of the end of May 1999)
                            Name of        Total         Investment
Types of Assets             Country        U.S. Dollar   Ratio (%)
U.S. Government Agency
 Mortgages                  United States  2,881,871,854   84.19
U.S. Treasury Obligations   United States    579,755,115   16.94
Cash, Deposit and Other
 Assets (after deduction of
 liabilities)                                -30,690,519   -1.13
     Total
(Net Asset Value)                          3,442,936,450  100.00
                                           (yen415,716 mil)

    Note 1: Investment ratio is calculated by dividing each asset at its market value by the total Net Asset
          Value of the Fund.  The same applies hereinafter.

    Note 2: The exchange rate of U.S. dollars ("Dollar" or "$") into Japanese Yen is yen121.45 for one U.S. Dollar, which is the actual middle point between the selling and buying currency rate by telegraphic transfer on the May 31, 1999 quoted by The Bank of Tokyo-Mitsubishi, Ltd. The same applies hereinafter.

          Note 3:  In this report, money amounts and
          percentages have been rounded. Therefore, there are cases in which the amount for the "total" column is not equal to the aggregate amount. Also, simply multiplying the corresponding amount does conversion into other currencies by the conversion rate specified and rounded up when necessary. As a result, in this report, there are cases in which figures for the same information differ from each other.


(2)  Results of Past Operations
   a.     Record of Changes in Net Assets (Class M Shares)
          Record of changes in net assets during the one-year period up to and including the end of May 1999 is as follows:

                      Total Net Asset Value        Net Asset Value per Share
                        Dollar       Yen
                      (thousands)  (millions)          Dollar    Yen
1998 End of June        185,874     22,574             13.07     1,587
            July        175,798     21,351             13.04     1,584
          August        169,907     20,635             13.11     1,592
       September        163,076     19,806             13.25     1,609
         October        162,507     19,736             13.15     1,597
        November        157,969     19,185             13.12     1,593
        December        159,194     19,334             13.10     1,591
1999 End of January     156,613     19,021             13.11     1,592
        February        152,420     18,511             12.91     1,568
           March        150,031     18,221             12.92     1,569
           April        147,732     17,942             12.91     1,568
           May          144,038     17,493             12.77     1,551

(Note)    Operations of Class M Shares were commenced on
     February 6, 1995.

  b.  Record of Distributions Paid (Class M Shares)

          Fiscal Year              Amount paid per Share
    The Fourth Fiscal Year            $0.80 (yen97.16)
      (10/1/97 - 9/30/98)

     Record of distribution paid at the end of each month during the one-year period from June 1998 to May 1999 is as follows:

Ex-dividend Date       Dividend     NAV per Share
                        Dollar         Dollar
1998 June 10            0.066          13.04
     July 10            0.066          13.03
   August 10            0.066          13.01
September 11            0.066          13.10
  October 12            0.066          13.08
 November 10            0.066          13.02
 December 10            0.066          13.08
1999 January 11         0.066          13.01
 February 10            0.063          13.00
    March 10            0.063          12.87
    April 12            0.063          12.93
      May 10            0.063          12.82

(3)  Record of Sales and Repurchases (Class M Shares)
          Record of sales and repurchases during the one-year period up to and including the end of April 1999 and number of outstanding shares of the Fund as of the end of April 1999 are as follows: (6/1/98-5/31/99)

      Number of Shares    Number of Shares       Number of
            Sold             Repurchased    Outstanding Shares
          4,856,467           8,954,632         11,282,476
         (3,506,500)         (8,066,650)        (9,946,520)

Note:    The number of Shares sold, repurchased and
     outstanding in the parentheses represents those sold, repurchased and outstanding in Japan.


                   II.  OUTLINE OF THE FUND
1.   Fund
(1)  Amount of Capital Stock
          Not applicable.
(2)  Information Concerning Major Shareholders
          Not applicable.
(3)  Information Concerning Directors, Officers and Employees
     (1) Trustees and Officers of the Fund                 (as
     of the end of May 1999)
                                                       Shares
     Name       Office and            Resume            Owned
                   Title
George Putnam  Chairman and  present: Chairman and    11,896
               President           Director of        .262
                                   Putnam Investment
                                   Management, Inc.
                                   and Putnam Mutual
                                   Funds Corp.
                                   Director, Marsh &
                                   McLennan
                                   Companies, Inc.
John A. Hill   Vice          present: Chairman and
               Chairman            Managing           521.638
                                   Director, First
                                   Reserve
                                   Corporation
William F.     Vice          present: Professor of     1,425
Pounds         Chairman            Management,        .319
                                   Alfred P. Sloan
                                   School of
                                   Management,
                                   Massachusetts
                                   Institute of
                                   Technology
Jameson Adkins Trustee       present: President,
Baxter                             Baxter             141.166
                                   Associates, Inc.
Hans H. Estin  Trustee       present: Vice Chairman,
                                   North American     194.936
                                   Management Corp.
Ronald J.      Trustee       present: Former
Jackson                            Chairman,          141.423
                                   President and
                                   Chief Executive
                                   Officer of Fisher-
                                   Price, Inc.,
                                   Trustee of Salem
                                   Hospital and the
                                   Peabody Essex
                                   Museum
Paul. L.       Trustee       present: Professor of
Joskow                             Economics and      124.115
                                   Management and
                                   former Head of
                                   the Department of
                                   Economics at the
                                   Massachusetts
                                   Institute of
                                   Technology,
                                   Director of New
                                   England Electric
                                   System, State
                                   Farm Indemnity
                                   Company and
                                   Whitehead
                                   Institute for
                                   Biomedical
                                   Research
Elizabeth T.   Trustee       present: President
Kennan                             Emeritus of Mount  482.942
                                   Holyoke College
Lawrence J.    Trustee and   present: President,
Lasser         Vice                Chief Executive    160.578
               President           Officer and
                                   Director of
                                   Putnam
                                   Investments, Inc.
                                   and Putnam
                                   Investment
                                   Management, Inc.
                                   Director, Marsh &
                                   McLennan
                                   Companies, Inc.
John H.        Trustee       present: Chairman and
Mullin, III                        Chief Executive    421.617
                                   Officer of
                                   Ridgeway Farm,
                                   Director of ACX
                                   Technologies,
                                   Inc., Alex. Brown
                                   Realty, Inc., and
                                   The Liberty
                                   Corporation
Robert E.      Trustee       present: President and    1,019
Patterson                          Trustee of Cabot   .916
                                   Industrial Trust
                                   and Chairman of
                                   the Joselin
                                   Diabetes Center
                                   and Trustee of
                                   SEA Education
                                   Association
Donald S.      Trustee       present: Director of         0
Perkins                            various
                                   corporations,
                                   including Cummins
                                   Engine Company,
                                   Lucent
                                   Technologies,
                                   Inc., Nanophase
                                   Technologies,
                                   Inc. and Springs
                                   Industries, Inc.
George Putnam, Trustee       present: President, New   2,041
III                                Generation         .441
                                   Research, Inc.
A.J.C. Smith   Trustee       present: Chairman and
                                   Chief Executive    731.957
                                   Officer, Marsh &
                                   McLennan
                                   Companies, Inc.
William Thomas Trustee       present: President and
Stephens                           Chief Executive    111.728
                                   Officer of
                                   MacMillan Bloedel
                                   Ltd., Director of
                                   Qwest
                                   Communications
                                   and New Century
                                   Energies
W. Nicholas    Trustee       present: Director of
Thorndike                          various            160.578
                                   corporations and
                                   charitable
                                   organizations,
                                   including Data
                                   General
                                   Corporation,
                                   Bradley Real
                                   Estate, Inc. and
                                   Providence
                                   Journal Co.
                                   Trustee of Cabot
                                   Industrial Trust,
                                   Massachusetts
                                   General Hospital
                                   and Eastern
                                   Utilities
                                   Associations
Charles E.     Executive     present: Managing            0
Porter         Vice                Director of
               President           Putnam
                                   Investments, Inc.
                                   and Putnam
                                   Investment
                                   Management, Inc.
Patricia C.    Senior Vice   present: Senior Vice         0
Flaherty       President           President of
                                   Putnam
                                   Investments, Inc.
                                   and Putnam
                                   Investment
                                   Management, Inc.
John D. Hughes Senior Vice   present  Senior Vice         0
               President           President of
               and                 Putnam
               Treasurer           Investments, Inc.
                                   and Putnam
                                   Investment
                                   Management, Inc.
John R. Verani Vice          present: Senior Vice         0
               President           President of
                                   Putnam
                                   Investments, Inc.
                                   and Putnam
                                   Investment
                                   Management, Inc.
Gordon H.      Vice          present: Director and        0
Silver         President           Senior Managing
                                   Director of
                                   Putnam
                                   Investments, Inc.
                                   and Putnam
                                   Investment
                                   Management, Inc.
Ian C.         Vice          present: Senior              0
Ferguson       President           Managing Director
                                   of Putnam
                                   Investments, Inc.
                                   and Putnam
                                   Investment
                                   Management, Inc.
Brett C.       Vice          present: Managing            0
Browchuk       President           Director of
                                   Putnam
                                   Investments, Inc.
                                   and Putnam
                                   Investment
                                   Management, Inc.
Edward H.      Vice          present: Managing            0
D'Alelio       President           Director of
                                   Putnam
                                   Investments,
                                   Inc., Putnam
                                   Investment
                                   Management, Inc.
                                   and Putnam Mutual
                                   Funds Corp.
Michael        Vice          present:  Managing           0
Martino        President           Director of
                                   Putnam
                                   Investments, Inc.
Kevin M.       Vice          present: Managing            0
Cronin         President           Director of
                                   Putnam
                                   Investments, Inc.
Richard A.     Vice          present: Managing            0
Monaghan       President           Director of
                                   Putnam
                                   Investments,
                                   Inc., and Putnam
                                   Mutual Funds
                                   Corp.
Beverly Marcus Clerk and           N/A                    0
               Assistant
               Treasurer

Note:     The Fund does not have any employees.

(4)  Description of Business and Outline of Operation
          The Fund may carry out any administrative and managerial act, including the purchase, sale, subscription and exchange of any securities and the exercise of all rights directly or indirectly pertaining to the Fund's assets. The Fund has entrustretained Putnam Investment Management, Inc., the investment adviser, to render investment advisory services, and Putnam Fiduciary Trust Company, to hold the assets of the Fund in custody and act as Investor Servicing Agent.
 (5) Miscellaneous
          There has been, or is, no litigation or fact which had or would have, a material effect on the Fund during the six months before the filing of this report.

2.   Putnam Investment Management, Inc. (Investment Management
     Company)
(1)  Amount of Capital Stock  (as of the end of May 1999)

     1. Amount of Capital (issued capital stock at par value):
          Common Stock 1,000 shares at $1 par value

     2.   Number of authorized shares of capital stock:
          Common Stock 1,000 shares

     3.   Number of outstanding shares of capital stock:
          Common Stock 1,000 shares

     4. Amount of capital (for the purposes of this Item, "Amount of Capital" means total stockholders' equity for the past five years:

              Year            Amount of Capital
                            (Total Stockholders'
                                   Equity)
          End of 1994            $48,149,491
          End of 1995            $45,521,351
          End of 1996            $45,817,658
          End of 1997            $48,617,160
          End of 1998           $425,782,007

(2)  Information Concerning Major Stockholders
     As of the end of May 1999, Putnam Investments, Inc owned all the outstanding shares of capital stock of Investment
     Management Company.

(3)  Information Concerning Officers and Employees
     The following table lists the names of various officers and directors of Investment Management Company and their respective positions with Investment Management Company. For each named individual, the table lists: (i) any other organizations (excluding other Investment Management Company's funds) with which the officer and/or director has recently had or has substantial involvement; and (ii) positions held with such organization:

      List of Officers and Directors of Putnam Investment
                       Management, Inc.
                                         (July 31as of the end
                         of May 1999)
                     Position
                     with
          Name       Investment    Other Business Affiliation
                     Management
                     Company
1   Putnam, George   Chairman     Director of Putnam Mutual
                                  Funds Corp.
2   Lasser, Lawrence President
    J.               and
                     Director,
                     CEO
3   Silver, Gordon   Director     Director of Putnam
    H.               and Senior   Fiduciary Trust Company and
                     Managing     Senior Managing Director of
                     Director     Putnam Mutual Funds Corp.
4   Burke, Robert W. Senior       Senior Managing Director of
                     Managing     Putnam Mutual Funds Corp.
                     Director
5   Collman,         Senior       Senior Managing Director of
    Kathleen M.      Managing     Putnam Mutual Funds Corp.
                     Director
6   Ferguson, Ian C. Senior
                     Managing
                     Director
7   Regan, Anthony   Senior
    W.               Managing
                     Director
8   Spiegel, Steven  Senior       Senior Managing Director of
                     Managing     Putnam Mutual Funds Corp.
                     Director
9   Anderson, Blake  Managing
    E.               Director
10  Antill, Jennifer Managing
                     Director
11  Beck, Robert R.  Managing
                     Director
12  Browchuk, Brett  Managing
    C.               Director
13  Cassaro, Joseph  Managing
    A.               Director
14  Cotner, C. Beth  Managing
                     Director
15  Cronin, Kevin M. Managing     Managing Director of Putnam
                     Director     Fiduciary Trust Company
16  D'Alelio, Edward Managing
    H.               Director
17  Daly, Kenneth L. Managing     Managing Director of Putnam
                     Director     Mutual Funds Corp.
18  DeTore, John A.  Managing     Managing Director of Putnam
                     Director     Fiduciary Trust Company
19  Durgarian,       Managing     Director and Managing
    Karnig H.        Director     Director of Putnam
                     and Chief    Fiduciary Trust Company
                     Financial
                     Officer
20  Esteves, Irene   Managing     Treasurer of Putnam
    M.               Director     Fiduciary Trust Company
                     and Chief
                     Financial
                     Officer
21  Farrell, Deborah Managing     Managing Director of Putnam
    S.               Director     Mutual Funds Corp.
22  Gillis, Roland   Managing
                     Director
23  Haslett, Thomas  Managing
    R.               Director
24  Holding, Pamela  Managing
                     Director
25  Hurley, William  Managing     Managing Director and CFO
    J.               Director     of Putnam Mutual Funds
                                  Corp.
26  Jacobs, Jerome   Managing
    J.               Director
27  Joseph, Joseph   Managing
    P.               Director
28  Kamshad, Omid    Managing
                     Director
29  King, David L.   Managing     Managing Director of Putnam
                     Director     Mutual Funds Corp.
30  Kohli, D.        Managing
    William          Director
31  Kreisel, Anthony Managing
    I.               Director
32  Kuenstner,       Managing
    Deborah F.       Director
33  Landes, William  Managing
    J.               Director
34  Leibovitch,      Managing
    Richard G.       Director
35  Leichter,        Managing
    Jennifer E.      Director
36  Maloney, Kevin   Managing
    J.               Director
37  Martino, Michael Managing     Managing Director of Putnam
                     Director     Fiduciary Trust Company
38  Maxwell, Scott   Managing
    M.               Director
39  McGue, William   Managing
    F.               Director
40  McMullen, Carol  Managing
    C.               Director
41  Memani, Krishna  Managing
    K.               Director
42  Miller, Daniel   Managing
    L.               Director
43  Morgan Jr., John Managing     Managing Director of Putnam
    J.               Director     Fiduciary Trust Company

44  Morgan, Kelly A. Managing
                     Director
45  Oristaglio,      Managing
    Stephen          Director
46  Peacher, Stephen Managing
    C.               Director
47  Pollard, Mark D. Managing
                     Director
48  Porter, Charles  Managing
    E.               Director
49  Price, Quintin   Managing
    I.               Director
50  Reilly, Thomas   Managing
    V.               Director
51  Schultz,         Managing     Managing Director of Putnam
    Mitchell D.      Director     Mutual Funds Corp.
52  Scott, Justin M. Managing     Managing Director of Putnam
                     Director     Fiduciary Trust Company
53  Shadek Jr.,      Managing
    Edward T.        Director
54  Starr, Loren     Managing     Managing Director of Putnam
                     Director     Mutual Funds Corp.
55  Swift, Robert    Managing
                     Director
56  Talanian, John   Managing     Managing Director of Putnam
    C.               Director     Mutual Funds Corp.
57  Tibbetts,        Managing     Managing Director of Putnam
    Richard B.       Director     Mutual Funds Corp.
58  Waldman, David   Managing
    L.               Director
                     and Chief
                     Financial
                     Officer
59  Wetlaufer, Eric  Managing
                     Director
60  Woolverton,      Managing     Managing Director of Putnam
    William H.       Director     Mutual Funds Corp.
61  Arends, Michael  Senior Vice  Senior Vice President of
    K.               President    Putnam Mutual Funds Corp.
62  Asher, Steven E. Senior Vice  Senior Vice President of
                     President    Putnam Mutual Funds Corp.
                                  and Senior Vice President
                                  of Putnam Fiduciary Trust
                                  Company
63  Atkin, Michael   Senior Vice
    J.               President
64  Augustine,       Senior Vice
    Jeffrey B.       President
65  Bakshi, Manjit   Senior Vice
    S.               President
66  Bamford, Dolores Senior Vice
    Snyder           President
67  Baumbach, Robert Senior Vice
    K.               President
68  Berka, Sharon A. Senior Vice  Senior Vice President of
                     President    Putnam Mutual Funds Corp.
69  Block, Richard   Senior Vice
    L.               President
70  Boselli, John A. Senior Vice
                     President
71  Bousa, Edward P. Senior Vice
                     President
72  Bresnahan,       Senior Vice  Senior Vice President of
    Leslee R.        President    Putnam Mutual Funds Corp.
73  Burke, Andrea    Senior Vice
                     President
74  Burns, Cheryl A. Senior Vice
                     President
75  Byrne, Joshua L. Senior Vice
                     President
76  Callahan, Ellen  Senior Vice
    S.               President
77  Carlson, David   Senior Vice
    G.               President
78  Chang, Jack P.   Senior Vice
                     President
79  Chrostowski,     Senior Vice  Senior Vice President of
    Louis F.         President    Putnam Mutual Funds Corp.
80  Curran, Peter J. Senior Vice  Senior Vice President of
                     President    Putnam Mutual Funds Corp.
81  Dalferro, John   Senior Vice
    R.               President
82  Derbyshire,      Senior Vice  Senior Vice President of
    Ralph C.         President    Putnam Mutual Funds Corp.
83  Eigerman, Nathan Senior Vice
    W.               President
84  England, Richard Senior Vice
    B.               President
85  Epke, Laura L.   Senior Vice
                     President
86  Finch, Edward R. Senior Vice
                     President
87  Flaherty,        Senior Vice  Senior Vice President of
    Patricia C.      President    Putnam Mutual Funds Corp.
88  Fontana, Forrest Senior Vice
    N.               President
89  Francis,         Senior Vice
    Jonathan H.      President
90  Frost, Karen T.  Senior Vice  Senior Vice President of
                     President    Putnam Mutual Funds Corp.
91  Frucci, Richard  Senior Vice  Senior Vice President of
    M.               President    Putnam Fiduciary Trust
                                  Company
92  Fullerton, Brian Senior Vice  Senior Vice President of
    J.               President    Putnam Mutual Funds Corp.
93  Gorman, Stephen  Senior Vice
    A.               President
94  Grant, Peter J.  Senior Vice  Senior Vice President of
                     President    Putnam Fiduciary Trust
                                  Company
95  Graviere,        Senior Vice
    Patrice          President
96  Grim, Daniel J.  Senior Vice
                     President
97  Haagensen, Paul  Senior Vice
    E.               President
98  Hadden, Peter J. Senior Vice
                     President
99  Halperin,        Senior Vice
    Matthew C.       President
100 Hart, Nigel P.   Senior Vice
                     President
101 Healey, Deborah  Senior Vice
    R.               President
102 Hotchkiss,       Senior Vice
    Michael F.       President
103 Kaufman, Jeffrey Senior Vice
                     President
104 Kay, Karen R.    Senior Vice  Clerk, Director and Senior
                     President    Vice President of Putnam
                                  Fiduciary Trust Company and
                                  Senior Vice President of
                                  Putnam Mutual Funds Corp.
105 Kirson, Steven   Senior Vice
    L.               President
106 Knight, Jeffrey  Senior Vice
    L.               President
107 Kobylarz,        Senior Vice
    Jeffrey J.       President
108 Koontz, Jill A.  Senior Vice  Senior Vice President of
                     President    Putnam Mutual Funds Corp.
109 Korn, Karen R.   Senior Vice
                     President
110 Kurey, Thomas J. Senior Vice
                     President
111 Lannum III,      Senior Vice
    Coleman N.       President
112 Lindsey, Jeffrey Senior Vice
    R.               President
113 Lode, Geirulv    Senior Vice
                     President
114 Lomba, Rufino R. Senior Vice  Senior Vice President of
                     President    Putnam Mutual Funds Corp.
115 MacElwee, Jones, Senior Vice
    Elizabeth M.     President
116 Madore, Robert   Senior Vice  Senior Vice President of
    A.               President    Putnam Fiduciary Trust
                                  Company
117 Malloy, Julie M. Senior Vice
                     President
118 Manuel Jr.,      Senior Vice
    Richard D.       President
119 Marrkand, Paul   Senior Vice
    E.               President
120 Marshall,        Senior Vice
    William L.       President
121 Matteis, Andrew  Senior Vice
    S.               President
122 McDonald,        Senior Vice
    Richard E.       President
123 Meehan, Thalia   Senior Vice
                     President
124 Mehta, Sandeep   Senior Vice
                     President
125 Miller, William  Senior Vice
    H.               President
126 Mockard, Jeanne  Senior Vice
    L.               President
127 Mufson, Michael  Senior Vice
    J.               President
128 Mullen, Donald   Senior Vice  Senior Vice President of
    E.               President    Putnam Mutual Funds Corp.
129 Mullin, Hugh H.  Senior Vice
                     President
130 Nance, Michael   Senior Vice
    E.               President
131 Netols, Jeffrey  Senior Vice  Senior Vice President of
    W.               President    Putnam Fiduciary Trust
                                  Company
132 Oler, Stephen S. Senior Vice
                     President
133 Paine, Robert M. Senior Vice
                     President
134 Parker, Margery  Senior Vice
    C.               President
135 Perry, William   Senior Vice
                     President
136 Peters, Carmel   Senior Vice
                     President
137 Petralia,        Senior Vice  Senior Vice President of
    Randolph S.      President    Putnam Mutual Funds Corp.
138 Plapinger, Keith Senior Vice  Senior Vice President of
                     President    Putnam Mutual Funds Corp.
139 Pohl, Charles G. Senior Vice
                     President
140 Prusko, James M. Senior Vice  Senior Vice President of
                     President    Putnam Fiduciary Trust
                                  Company
141 Quistberg, Paul  Senior Vice
    T.               President
142 Ray, Christopher Senior Vice
    A.               President
143 Ravera, David A. Senior Vice
                     President
144 Rogers, Kevin J. Senior Vice
                     President
145 Ruys de Perez,   Senior Vice  Senior Vice President of
    Charles A.       President    Putnam Fiduciary Trust
                                  Company and Senior Vice
                                  President of Putnam Mutual
                                  Funds Corp.
146 Santos, David J. Senior Vice  Senior Vice President of
                     President    Putnam Fiduciary Trust
                                  Company
147 Santosus,        Senior Vice
    Anthony C.       President
148 Schwister, Jay   Senior Vice  Senior Vice President of
    E.               President    Putnam Fiduciary Trust
                                  Company
149 Scordato,        Senior Vice  Senior Vice President of
    Christine A.     President    Putnam Mutual Funds Corp.
150 Sievert, Jean I. Senior Vice
                     President
151 Simon, Sheldon   Senior Vice
    N.               President
152 Simozar, Saied   Senior Vice
                     President
153 Smith Jr., Leo   Senior Vice
    J.               President
154 Smith, Margaret  Senior Vice
    D.               President
155 Spatz, Erin J.   Senior Vice
                     President
156 Stack, Michael   Senior Vice  Senior Vice President of
    P.               President    Putnam Mutual Funds Corp.
157 Stairs, George   Senior Vice
    W.               President
158 Strumpf, Casey   Senior Vice  Senior Vice President of
                     President    Putnam Mutual Funds Corp.
159 Sugimoto,        Senior Vice  Senior Vice President of
    Toshifumi        President    Putnam Mutual Funds Corp.
160 Sullivan, Roger  Senior Vice
    R.               President
161 Svensson, Lisa   Senior Vice
    H.               President
162 Swanberg,        Senior Vice
    Charles H.       President
163 Thomsen,         Senior Vice  Senior Vice President of
    Rosemary H.      President    Putnam Fiduciary Trust
                                  Company
164 Troped, Bonnie   Senior Vice  Senior Vice President of
    L.               President    Putnam Mutual Funds Corp.
165 Verani, John R.  Senior Vice  Senior Vice President of
                     President    Putnam Mutual Funds Corp.
166 Walsh, Francis   Senior Vice
    P.               President
167 Warren, Paul C.  Senior Vice
                     President
168 Weinstein,       Senior Vice
    Michael R.       President
169 Weiss, Manuel    Senior Vice
                     President
170 Whalen, Edward   Senior Vice  Senior Vice President of
    F.               President    Putnam Mutual Funds Corp.
171 Wheeler, Diane   Senior Vice
    D.F.             President
172 Wyke, Richard P. Senior Vice
                     President
173 Yogg, Michael R. Senior Vice
                     President
174 Zukowski, Gerald Senior Vice
    S.               President

      (4) Summary of Business Lines and Business Operation Investment Management Company is engaged in the business of providing investment management and investment advisory services to mutual funds. As of Junethe end of May 1999, Investment Management Company managed, advised, and/or administered the following 113 funds and fund
      portfolios (having an aggregate net asset value of
                  approximately 238 billion):



                                                        (As of May 31, 1999)
               Name            Month/Da  Principal  Total   Net
                                te/Year Characteris  Net   Asset
                               Establis    tics     Asset  Value
                                  hed               Value   per
                                                     ($    share
                                                   million  ($)
                                                      )
 1  The George Putnam Fund of    11/5/37 Open/Equity 4,017.0  18.71
   Boston; A                                             2
 2  The George Putnam Fund of    4/24/92 Open/Equity 1,628.2  18.57
   Boston; B                                             7
 3  The George Putnam Fund of    12/1/94 Open/Equity  301.08  18.57
   Boston; M
 4  The George Putnam Fund of    1/1/94  Open/Equity  633.31  18.74
   Boston; Y
 5  Putnam American Government   3/1/85  Open/Bond   1,363.4   8.60
   Income Fund; A                                        1
 6  Putnam American Government   5/20/94 Open/Bond    123.71   8.56
   Income Fund; B
 7  Putnam American Government   2/14/95 Open/Bond      4.25   8.62
   Income Fund; M
 8  Putnam Asia Pacific Growth   2/20/91 Open/Equity  150.42  10.34
   Fund; A
 9  Putnam Asia Pacific Growth   6/1/93  Open/Equity  137.85  10.14
   Fund; B
10  Putnam Asia Pacific Growth   2/1/95  Open/Equity   10.26  10.25
   Fund; M
11  Putnam Asia Pacific Fund     3/23/98 Open/Equity    2.62   9.25
   II
12  Putnam Asset Allocation:     2/7/94  Open/Balanc  961.05  12.17
   Balanced Portfolio; A                ed
13  Putnam Asset Allocation:     2/11/94 Open/Balanc  557.04  12.10
   Balanced Portfolio; B                ed
14  Putnam Asset Allocation:     9/1/94  Open/Balanc  117.16  12.03
   Balanced Portfolio; C                ed
15  Putnam Asset Allocation:     2/6/95  Open/Balanc   67.73  12.15
   Balanced Portfolio; M                ed
16  Putnam Asset Allocation:     7/14/94 Open/Balanc  321.48  12.19
   Balanced Portfolio; Y                ed
17  Putnam Asset Allocation :    2/7/94  Open/Balanc  418.57  10.52
   Conservative Portfolio; A            ed
18  Putnam Asset Allocation :    2/18/94 Open/Balanc  186.38  10.47
   Conservative Portfolio; B            ed
19  Putnam Asset Allocation :    9/1/94  Open/Balanc   59.13  10.44
   Conservative Portfolio; C            ed
20  Putnam Asset Allocation :    2/7/95  Open/Balanc   23.56  10.47
   Conservative Portfolio; M            ed
21  Putnam Asset Allocation :    7/14/94 Open/Balanc   72.28  10.53
   Conservative Portfolio; Y            ed
22  Putnam Asset Allocation:     2/8/94  Open/Balanc  750.71  14.02
   Growth Portfolio; A                  ed
23  Putnam Asset Allocation:     2/16/94 Open/Balanc  468.56  13.83
   Growth Portfolio; B                  ed
24  Putnam Asset Allocation:     9/1/94  Open/Balanc  103.03  13.72
   Growth Portfolio; C                  ed
25  Putnam Asset Allocation:     2/1/95  Open/Balanc   63.00  13.86
   Growth Portfolio; M                  ed
26  Putnam Asset Allocation:     7/14/94 Open/Balanc  296.57  14.11
   Growth Portfolio; Y                  ed
27  Putnam Arizona Tax Exempt    1/30/91 Open/Bond    108.28   9.22
   Income Fund; A
28  Putnam Arizona Tax Exempt    7/15/93 Open/Bond     33.47   9.21
   Income Fund; B
29  Putnam Arizona Tax Exempt    7/3/95  Open/Bond      0.57   9.23
   Income Fund; M
30  Putnam Balanced Fund         10/2/95 Open/Balanc    3.80  12.14
                                       ed
31  Putnam Balanced Retirement   4/19/85 Open/Balanc  693.09  11.07
   Fund; A                              ed
32  Putnam Balanced Retirement   2/1/94  Open/Balanc  194.64  10.98
   Fund; B                              ed
33  Putnam Balanced Retirement   3/17/95 Open/Balanc   15.28  11.01
   Fund; M                              ed
34  Putnam Balanced Retirement   1/4/99  Open/Balanc    1.80  11.07
   Fund; Y                              ed
35  Putnam California           11/27/92 Closed/Bond   70.32  15.26
   Investment Grade Municipal
   Trust
36  Putnam California Tax        4/29/83 Open/Bond   2,940.8   8.61
   Exempt Income Fund; A                                 7
37  Putnam California Tax        1/4/93  Open/Bond    657.71   8.60
   Exempt Income Fund; B
38  Putnam California Tax        2/14/95 Open/Bond     16.05   8.60
   Exempt Income Fund; M
39  Putnam California Tax       10/26/87 Open/Bond     44.34   1.00
   Exempt Money Market Fund
40  Putnam Capital               8/5/93  Open/Equity   65.85   8.11
   Opportunities Fund; A
41  Putnam Capital               11/2/94 Open/Equity   87.30   8.08
   Opportunities Fund; B
42  Putnam Capital               1/22/96 Open/Equity    4.70   8.09
   Opportunities Fund; M
43  Putnam Capital               8/5/93  Open/Equity 1,248.4  21.94
   Appreciation Fund; A                                  4
44  Putnam Capital               11/2/94 Open/Equity 1,362.5  21.66
   Appreciation Fund; B                                  7
45  Putnam Capital               1/22/96 Open/Equity   90.39  21.70
   Appreciation Fund; M
46  Putnam Convertible           6/29/95 Closed/Bond   87.56  23.58
   Opportunity and Income
   Trust
47  Putnam Convertible Income-   6/29/72 Open/Balanc 1,049.2  20.53
   Growth Trust; A                      ed                0
48  Putnam Convertible Income-   7/15/93 Open/Balanc  302.30  20.28
   Growth Trust; B                      ed
49  Putnam Convertible Income-   3/13/95 Open/Balanc   16.90  20.39
   Growth Trust; M                      ed
50  Putnam Convertible Income-  12/30/98 Open/Balanc   35.77  20.54
   Growth Trust; Y                      ed
51  Putnam Diversified Equity    7/1/94  Open/Equity  329.41  14.37
   Trust; A
52  Putnam Diversified Equity    7/2/94  Open/Equity  404.57  14.11
   Trust; B
53  Putnam Diversified Equity    2/1/99  Open/Equity    2.95  14.35
   Trust; C
54  Putnam Diversified Equity    7/3/95  Open/Equity   33.20  14.20
   Trust; M
55  Putnam Dividend Income       9/28/89 Closed/Bond  122.29  11.30
   Fund
56  Putnam Diversified Income    10/3/88 Open/Bond   1,672.9  11.19
   Trust; A                                              5
57  Putnam Diversified Income    3/1/93  Open/Bond   1,910.7  11.14
   Trust; B                                              8
58  Putnam Diversified Income    2/1/99  Open/Bond      4.02  11.17
   Trust; C
59  Putnam Diversified Income    12/1/94 Open/Bond    951.84  11.15
   Trust; M
60  Putnam Diversified Income    7/11/96 Open/Bond     17.47  11.20
   Trust ; Y
61  Putnam Emerging Markets      10/2/95 Open/Equity   50.03   8.62
   Fund; A
62  Putnam Emerging Markets      10/2/95 Open/Equity   37.72   8.55
   Fund; B
63  Putnam Emerging Markets      10/2/95 Open/Equity    4.47   8.57
   Fund; M
64  Putnam Equity Fund 98       12/30/97 Open/Equity    8.06  13.01
65  Putnam Equity Income Fund;   6/15/77 Open/Balanc 1,256.0  16.92
   A                                    ed                1
66  Putnam Equity Income Fund;   9/13/93 Open/Balanc  700.23  16.80
   B                                    ed
67  Putnam Equity Income Fund;   2/1/99  Open/Balanc    7.17  16.89
   C                                    ed
68  Putnam Equity Income Fund;   12/2/94 Open/Balanc   65.87  16.82
   M                                    ed
69  Putnam Europe Growth Fund;   9/7/90  Open/Equity  872.70  21.28
   A
70  Putnam Europe Growth Fund;   2/1/94  Open/Equity  777.35  20.72
   B
71  Putnam Europe Growth Fund;   12/1/94 Open/Equity  104.60  21.05
   M
72  Putnam Florida Tax Exempt    8/24/90 Open/Bond    233.38   9.30
   Income Fund; A
73  Putnam Florida Tax Exempt    1/4/93  Open/Bond     81.86   9.29
   Income Fund; B
74  Putnam Florida Tax Exempt    5/1/95  Open/Bond      1.31   9.29
   Income Fund; M
75  Putnam Global Natural        7/24/80 Open/Equity  191.91  19.01
   Resources Fund; A
76  Putnam Global Natural        2/1/94  Open/Equity  142.95  18.69
   Resources Fund; B
77  Putnam Global Natural        7/3/95  Open/Equity    7.11  18.88
   Resources Fund; M
78  Putnam Global Equity Fund    5/6/98  Open/Equity    4.04  13.61
79  Putnam Global Growth and     1/3/95  Open/Equity   32.27  13.88
   Income Fund; A
80  Putnam Global Growth and     1/3/95  Open/Equity   24.25  13.78
   Income Fund; B
81  Putnam Global Growth and     1/3/95  Open/Equity    2.52  13.83
   Income Fund; M
82  Putnam Global Governmental   6/1/87  Open/Bond    231.21  12.29
   Income Trust; A
83  Putnam Global Governmental   2/1/94  Open/Bond     34.13  12.25
   Income Trust; B
84  Putnam Global Governmental   3/17/95 Open/Bond    225.57  12.23
   Income Trust; M
85  Putnam Global Growth Fund;   9/1/67  Open/Equity 3,380.5  12.36
   A                                                     0
86  Putnam Global Growth Fund;   4/27/92 Open/Equity 1,873.3  11.87
   B                                                     4
87  Putnam Global Growth Fund;   2/1/99  Open/Equity    7.85  12.34
   C
88  Putnam Global Growth Fund;   3/1/95  Open/Equity   62.04  12.25
   M
89  Putnam Global Growth Fund;   6/15/94 Open/Equity  131.18  12.56
   Y
90  Putnam Growth and Income     1/5/95  Open/Balanc 1,361.3  15.15
   Fund II; A                           ed                5
91  Putnam Growth and Income     1/5/95  Open/Balanc 1,607.9  15.01
   Fund II; B                           ed                2
92  Putnam Growth and Income     2/1/99  Open/Balanc   19.36  15.12
   Fund II; C                           ed
93  Putnam Growth and Income     1/5/95  Open/Balanc  181.66  15.07
   Fund II; M                           ed
94  The Putnam Fund for Growth   11/6/57 Open/Balanc 22,507.  21.99
   and Income; A                        ed               30
95  The Putnam Fund for Growth   4/27/92 Open/Balanc 16,387.  21.68
   and Income; B                        ed               63
96  The Putnam Fund for Growth   5/1/95  Open/Balanc  494.55  21.84
   and Income; M                        ed
97  The Putnam Fund for Growth   6/15/94 Open/Balanc 1,249.1  22.03
   and Income; Y                        ed                3
98  Putnam Growth Fund           5/1/98  Open/Equity    2.51  10.04
99  Putnam Growth                10/2/95 Open/Equity 1,186.6  20.45
   Opportunities; A                                      4
100 Putnam Growth                8/1/97  Open/Equity 1,333.7  20.19
   Opportunities; B                                      9
101 Putnam Growth                2/1/99  Open/Equity   50.17  20.45
   Opportunities; C
102 Putnam Growth                8/1/97  Open/Equity   80.56  20.28
   Opportunities; M
103 Putnam High Income           7/9/87  Closed/Bond  115.14   8.45
   Convertible and Bond Fund
104 Putnam High Yield            3/25/86 Open/Bond   1,108.4   8.21
   Advantage Fund; A                                     3
105 Putnam High Yield            5/16/94 Open/Bond    944.22   8.17
   Advantage Fund; B
106 Putnam High Yield            12/1/94 Open/Bond    940.27   8.20
   Advantage Fund; M
107 Putnam High Yield           12/30/98 Open/Bond     10.56   8.21
   Advantage Fund; Y
108 Putnam High Yield Total      1/1/97  Open/Bond     48.93   7.48
   Return Fund; A
109 Putnam High Yield Total      1/1/97  Open/Bond     55.40   7.42
   Return Fund; B
110 Putnam High Yield Total      1/1/97  Open/Bond      3.33   7.42
   Return Fund; M
111 Putnam High Quality Bond     6/2/86  Open/Bond    315.00   9.73
   Fund; A
112 Putnam High Quality Bond     6/6/94  Open/Bond     37.72   9.68
   Fund; B
113 Putnam High Quality Bond     4/12/95 Open/Bond      2.99   9.73
   Fund; M
114 Putnam High Yield Fund II;  12/31/97 Open/Bond    529.66   7.78
   A
115 Putnam High Yield Fund II;  12/31/97 Open/Bond    778.95   7.79
   B
116 Putnam High Yield Fund II;  12/31/97 Open/Bond     37.49   7.78
   M
117 Putnam High Yield Trust; A   2/14/78 Open/Bond   2,600.6  10.83
                                                         3
118 Putnam High Yield Trust; B   3/1/93  Open/Bond    800.00  10.78
119 Putnam High Yield Trust; M   7/3/95  Open/Bond     17.02  10.83
120 Putnam High Yield Trust; Y  12/30/98 Open/Bond     22.52  10.83
121 Putnam Health Sciences       5/28/82 Open/Equity 2,763.5  56.69
   Trust; A                                              7
122 Putnam Health Sciences       3/1/93  Open/Equity 2,035.4  54.36
   Trust; B                                              1
123 Putnam Health Sciences       7/3/95  Open/Equity   87.75  55.76
   Trust; M
124 Putnam High Yield            5/25/89 Closed/Bond  199.18   9.02
   Municipal Trust
125 Putnam Income Fund; A        11/1/54 Open/Bond   1,328.6   6.64
                                                         1
126 Putnam Income Fund; B        3/1/93  Open/Bond    496.36   6.61
127 Putnam Income Fund; M       12/14/94 Open/Bond   1,708.2   6.61
                                                         1
128 Putnam Income Fund; Y        2/12/94 Open/Bond    245.89   6.66
129 Putnam Intermediate U.S.     2/16/93 Open/Bond    262.52   4.87
   Government Income Fund; A
130 Putnam Intermediate U.S.     2/16/93 Open/Bond    150.07   4.87
   Government Income Fund; B
131 Putnam Intermediate U.S.     4/3/95  Open/Bond     11.05   4.88
   Government Income Fund; M
132 Putnam Intermediate U.S.     10/1/97 Open/Bond    114.94   4.86
   Government Income Fund; Y
133 Putnam International Fund   12/28/95 Open/Equity    4.84  11.21
134 Putnam International         8/1/96  Open/Equity  430.08  11.87
   Growth and Income Fund;  A
135 Putnam International         8/1/96  Open/Equity  418.07  11.77
   Growth and Income Fund;  B
136 Putnam International         2/1/99  Open/Equity    5.97  11.85
   Growth and Income Fund; C
137 Putnam International         8/1/96  Open/Equity   34.58  11.83
   Growth and Income Fund;  M
138 Putnam International         2/28/91 Open/Equity 2,596.7  20.31
   Growth Fund; A                                        8
139 Putnam International         6/1/94  Open/Equity 1,670.5  19.91
   Growth Fund; B                                        8
140 Putnam International         12/1/94 Open/Equity  191.58  20.15
   Growth Fund; M
141 Putnam International         7/12/96 Open/Equity  224.06  20.39
   Growth Fund; Y
142 Putnam International New     1/3/95  Open/Equity  732.14  13.66
   Opportunities Fund; A
143 Putnam International New     7/21/95 Open/Equity  883.31  13.33
   Opportunities Fund; B
144 Putnam International New     2/1/99  Open/Equity    2.60  13.64
   Opportunities Fund; C
145 Putnam International New     7/21/95 Open/Equity   69.98  13.46
   Opportunities Fund; M
146 Putnam International        12/28/95 Open/Equity  152.84  14.76
   Voyager Fund;  A
147 Putnam International        10/30/96 Open/Equity  118.17  14.60
   Voyager Fund;  B
148 Putnam International        10/30/96 Open/Equity   13.22  14.67
   Voyager Fund;  M
149 Putnam Investment Grade     10/26/89 Closed/Bond  243.52  11.64
   Municipal Trust
150 Putnam Investment Grade     11/27/92 Closed/Bond  183.61  13.75
   Municipal Trust II
151 Putnam Investment Grade     11/29/93 Closed/Bond   52.75  13.16
   Municipal Trust III
152 Putnam Investors Fund; A     12/1/25 Open/Equity 5,513.5  15.00
                                                         7
153 Putnam Investors Fund; B     3/1/93  Open/Equity 2,672.6  14.33
                                                         3
154 Putnam Investors Fund; M     12/2/94 Open/Equity  181.31  14.71
155 Putnam Investors Fund; Y     1/7/97  Open/Equity  484.10  15.05
156 Putnam Latin America Fund    3/23/98 Open/Equity    1.95   6.18
157 Putnam Massachusetts Tax    10/23/89 Open/Bond    298.33   9.45
   Exempt Income Fund; A
158 Putnam Massachusetts Tax     7/15/93 Open/Bond    122.64   9.44
   Exempt Income Fund; B
159 Putnam Massachusetts Tax     5/12/95 Open/Bond      5.45   9.45
   Exempt Income Fund; M
160 Putnam Master Income Trust   4/29/88 Closed/Bond  430.73   8.11
161 Putnam Managed High Yield    6/25/93 Closed/Bond   92.32  12.30
   Trust
162 Putnam Michigan Tax Exempt  10/23/89 Open/Bond    145.40   9.14
   Income Fund; A
163 Putnam Michigan Tax Exempt   7/15/93 Open/Bond     46.75   9.12
   Income Fund; B
164 Putnam Michigan Tax Exempt   4/17/95 Open/Bond      1.92   9.13
   Income Fund; M
165 Putnam Minnesota Tax        10/23/89 Open/Bond    102.97   9.06
   Exempt Income Fund; A
166 Putnam Minnesota Tax         7/15/93 Open/Bond     51.35   9.03
   Exempt Income Fund; B
167 Putnam Minnesota Tax         4/3/95  Open/Bond      1.61   9.04
   Exempt Income Fund; M
168 Putnam Managed Municipal     2/24/89 Closed/Bond  440.86   9.50
   Income Trust
169 Putnam Money Market Fund;    10/1/76 Open/Bond   3,413.5   1.00
   A                                                     0
170 Putnam Money Market Fund;    4/27/92 Open/Bond    797.43   1.00
   B
171 Putnam Money Market Fund;    2/1/99  Open/Bond      3.71   1.00
   C
172 Putnam Money Market Fund;    12/8/94 Open/Bond    116.85   1.00
   M
173 Putnam Master Intermediate   4/29/88 Closed/Bond  782.95   7.82
   Income Trust
174 Putnam Municipal Income      5/22/89 Open/Bond    818.79   9.15
   Fund; A
175 Putnam Municipal Income      1/4/93  Open/Bond    502.35   9.14
   Fund; B
176 Putnam Municipal Income      2/1/99  Open/Bond      5.40   9.14
   Fund; C
177 Putnam Municipal Income      12/1/94 Open/Bond     15.93   9.14
   Fund; M
178 Putnam Municipal             5/28/93 Closed/Bond  224.84  13.92
   Opportunities Trust
179 Putnam New Opportunities     8/31/90 Open/Equity 10,915.  60.25
   Fund; A                                              25
180 Putnam New Opportunities     3/1/93  Open/Equity 7,766.1  57.44
   Fund; B                                               4
181 Putnam New Opportunities     12/1/94 Open/Equity  452.24  58.86
   Fund; M
182 Putnam New Opportunities     7/19/94 Open/Equity  913.19  61.05
   Fund; Y
183 Putnam New Value Fund;  A    1/3/96  Open/Equity  428.77  15.06
184 Putnam New Value Fund;  B    2/26/96 Open/Equity  453.64  14.90
185 Putnam New Value Fund;  M    2/26/96 Open/Equity   41.43  14.98
186 Putnam New Jersey Tax        2/20/90 Open/Bond    209.81   9.15
   Exempt Income Fund; A
187 Putnam New Jersey Tax        1/4/93  Open/Bond     99.76   9.14
   Exempt Income Fund; B
188 Putnam New Jersey Tax        5/1/95  Open/Bond      1.13   9.15
   Exempt Income Fund; M
189 Putnam New York Investment  11/27/92 Closed/Bond   39.49  13.87
   Grade Municipal Trust
190 Putnam New York Tax Exempt   9/2/83  Open/Bond   1,538.3   8.77
   Income Fund; A                                        9
191 Putnam New York Tax Exempt   1/4/93  Open/Bond    223.40   8.75
   Income Fund; B
192 Putnam New York Tax Exempt   4/10/95 Open/Bond      2.29   8.77
   Income Fund; M
193 Putnam New York Tax Exempt  10/26/87 Open/Bond     38.35   1.00
   Money Market Fund
194 Putnam New York Tax Exempt   11/7/90 Open/Bond    158.95   9.02
   Opportunities Fund; A
195 Putnam New York Tax Exempt   2/1/94  Open/Bond     69.84   9.01
   Opportunities Fund; B
196 Putnam New York Tax Exempt   2/10/95 Open/Bond      2.48   9.00
   Opportunities Fund; M
197 Putnam Ohio Tax Exempt      10/23/89 Open/Bond    186.22   8.99
   Income Fund; A
198 Putnam Ohio Tax Exempt       7/15/93 Open/Bond     58.68   8.98
   Income Fund; B
199 Putnam Ohio Tax Exempt       4/3/95  Open/Bond      2.00   8.99
   Income Fund; M
200 Putnam OTC & Emerging        11/1/82 Open/Equity 2,561.7  18.16
   Growth Fund; A                                        9
201 Putnam OTC & Emerging        7/15/93 Open/Equity 1,213.1  17.25
   Growth Fund; B                                        2
202 Putnam OTC & Emerging        12/2/94 Open/Equity  275.52  17.70
   Growth Fund; M
203 Putnam OTC & Emerging        7/12/96 Open/Equity  102.99  18.32
   Growth Fund; Y
204 Putnam Pennsylvania Tax      7/21/89 Open/Bond    179.41   9.12
   Exempt Income Fund; A
205 Putnam Pennsylvania Tax      7/15/93 Open/Bond     98.42   9.11
   Exempt Income Fund; B
206 Putnam Pennsylvania Tax      7/3/95  Open/Bond      3.36   9.12
   Exempt Income Fund; M
207 Putnam Preferred Income      1/4/84  Open/Bond    115.41   8.69
   Fund; A
208 Putnam Preferred Income      4/20/95 Open/Bond     11.50   8.66
   Fund; M
209 Putnam Premier Income        2/29/95 Closed/Bond 1,096.3   7.79
   Trust                                                 6
210 Putnam Research Fund;  A     10/2/95 Open/Equity  411.26  16.10
211 Putnam Research Fund;  B     6/15/98 Open/Equity  422.54  15.99
212 Putnam Research Fund; C      2/1/99  Open/Equity   20.59  16.08
213 Putnam Research Fund;  M     6/15/98 Open/Equity   36.39  16.03
214 Putnam Small Cap Value       4/12/99 Open/Equity   21.50   9.71
   Fund; A
215 Putnam Small Cap Value       5/3/99  Open/Equity    5.45   9.70
   Fund; B
216 Putnam Strategic Income      2/19/95 Open/Bond     80.95   7.51
   Fund; A
217 Putnam Strategic Income      2/19/96 Open/Bond    126.34   7.52
   Fund; B
218 Putnam Strategic Income      2/1/99  Open/Bond      3.79   7.53
   Fund; C
219 Putnam Strategic Income      2/19/96 Open/Bond      8.99   7.51
   Fund; M
220 Putnam Tax Exempt Income    12/31/76 Open/Bond   1,859.7   9.01
   Fund; A                                               2
221 Putnam Tax Exempt Income     1/4/93  Open/Bond    236.04   9.00
   Fund; B
222 Putnam Tax Exempt Income     2/16/95 Open/Bond      9.91   9.03
   Fund; M
223 Putnam Tax Exempt Money     10/26/87 Open/Bond     78.15   1.00
   Market Fund
224 Putnam Tax - Free Health     6/29/92 Closed/Bond  200.12  14.49
   Care Fund
225 Putnam Tax - Free Income     9/20/93 Open/Bond   1,133.4  14.39
   Trust                                                 2
   Tax - Free High Yield
   Fund; A
226 Putnam Tax - Free Income     9/9/85  Open/Bond    821.86  14.41
   Trust
   Tax - Free High Yield Fund
   B
227 Putnam Tax - Free Income     2/1/99  Open/Bond      2.84  14.39
   Trust
   Tax - Free High Yield Fund
   C
228 Putnam Tax - Free Income    12/29/94 Open/Bond     24.52  14.39
   Trust
   Tax - Free High Yield Fund
   M
229 Putnam Tax - Free Income     9/30/93 Open/Bond    250.63  15.07
   Trust
   Tax - Free Insured Fund; A
230 Putnam Tax - Free Income     9/9/85  Open/Bond    345.03  15.09
   Trust
   Tax - Free Insured Fund; B
231 Putnam Tax - Free Income     6/1/95  Open/Bond      1.91  15.10
   Trust
   Tax - Free Insured Fund; M
232 Putnam U.S. Core Fund        5/1/98  Open/Equity    3.26  10.72
233 Putnam U.S. Government       2/8/84  Open/Bond   2,015.4  12.79
   Income Trust; A                                       3
234 Putnam U.S. Government       4/27/92 Open/Bond   1,234.2  12.73
   Income Trust; B                                       6
235 Putnam U.S. Government       2/6/95  Open/Bond    144.04  12.77
   Income Trust; M
236 Putnam U.S. Government       4/11/94 Open/Bond     29.21  12.79
   Income Trust; Y
237 Putnam Utilities Growth     11/19/90 Open/Balanc  928.38  14.15
   and Income Fund; A                   ed
238 Putnam Utilities Growth      4/27/92 Open/Balanc  690.52  14.06
   and Income Fund; B                   ed
239 Putnam Utilities Growth      3/1/95  Open/Balanc   14.23  14.12
   and Income Fund; M                   ed
240 Putnam Value Fund            5/1/98  Open/Balanc    2.32   9.30
                                       ed
241 Putnam Vista Fund; A         6/3/68  Open/Equity 3,624.4  13.73
                                                         5
242 Putnam Vista Fund; B         3/1/93  Open/Equity 1,706.5  12.98
                                                         3
243 Putnam Vista Fund; M         12/1/94 Open/Equity  142.65  13.37
244 Putnam Vista Fund; Y         3/28/95 Open/Equity  374.45  13.93
245 Putnam Voyager Fund II; A    4/14/93 Open/Equity  832.02  23.95
246 Putnam Voyager Fund II; B    10/2/95 Open/Equity  764.67  23.27
247 Putnam Voyager Fund II; C    2/1/99  Open/Equity   17.91  23.92
248 Putnam Voyager Fund II; M    10/2/95 Open/Equity   91.05  23.52
249 Putnam Voyager Fund; A       4/1/96  Open/Equity 16,538.  23.26
                                                        88
250 Putnam Voyager Fund; B       4/27/92 Open/Equity 8,137.9  21.68
                                                         0
251 Putnam Voyager Fund; M       12/1/94 Open/Equity  372.11  22.67
252 Putnam Voyager Fund; Y       4/1/94  Open/Equity 2,111.0  23.67
                                                         8
253 Putnam VT Asia Pacific       5/1/95  Open/Equity  109.36   9.34
   Growth Fund; IA
254 Putnam VT Asia Pacific       4/30/98 Open/Equity    0.18   9.33
   Growth Fund; IB
255 Putnam VT Diversified        9/15/93 Open/Bond    654.27   9.78
   Income Fund; IA
256 Putnam VT Diversified        4/6/98  Open/Bond      4.77   9.76
   Income Fund; IB
257 Putnam VT  Global Asset      2/1/88  Open/Balanc  984.90  17.78
   Allocation Fund; IA                  ed
258 Putnam VT  Global Asset      4/30/98 Open/Balanc    2.12  17.78
   Allocation Fund; IB                  ed
259 Putnam VT George Putnam      4/30/98 Open/Equity  207.02  10.74
   Fund; IA
260 Putnam VT George Putnam      4/30/98 Open/Equity    6.46  10.74
   Fund; IB
261 Putnam VT Global Growth      5/1/90  Open/Equity 1,929.8  18.37
   Fund; IA                                              5
262 Putnam VT Global Growth      4/30/98 Open/Equity    3.01  18.35
   Fund; IB
263 Putnam VT Growth and         2/1/88  Open/Balanc 10,607.  28.48
   Income Fund; IA                      ed               21
264 Putnam VT Growth and         4/6/98  Open/Balanc   21.74  28.44
   Income Fund; IB                      ed
265 Putnam VT High Yield Fund;   2/1/88  Open/Bond   1,035.5  10.91
   IA                                                    7
266 Putnam VT High Yield Fund;   4/30/98 Open/Bond      5.29  10.91
   IB
267 Putnam VT Health and         4/30/98 Open/Equity  176.76   9.74
   Sciences  Fund; IA
268 Putnam VT Health and         4/30/98 Open/Equity    3.73   9.73
   Sciences  Fund; IB
269 Putnam VT Income  Fund; IA   2/1/88  Open/Bond   1,022.6  12.60
                                                         8
270 Putnam VT Income  Fund; IB   4/30/98 Open/Bond      5.46  12.60
271 Putnam VT International      1/1/97  Open/Balanc  319.85  13.09
   Growth and Income; IA                ed
272 Putnam VT International      4/6/98  Open/Balanc    1.47  13.08
   Growth and Income; IB                ed
273 Putnam VT International      1/1/97  Open/Equity  136.51  12.22
   New Opportunities Fund; IA
274 Putnam VT International      4/30/98 Open/Equity    0.21  12.21
   New Opportunities Fund; IB
275 Putnam VT International      1/1/97  Open/Equity  356.08  14.22
   Growth Fund; IA
276 Putnam VT International      4/30/98 Open/Equity    3.20  14.21
   Growth Fund; IB
277 Putnam VT Investors  Fund;   4/30/98 Open/Equity  478.03  11.82
   IA
278 Putnam VT Investors  Fund;   4/30/98 Open/Equity    8.91  11.80
   IB
279 Putnam VT Money Market       2/1/88  Open/Bond    707.69   1.00
   Fund; IA
280 Putnam VT Money Market       4/30/98 Open/Bond     10.22   1.00
   Fund; IB
281 Putnam VT New                5/2/94  Open/Equity 3,780.9  26.55
   Opportunities Fund; IA                                2
282 Putnam VT New                4/30/98 Open/Equity    3.92  26.51
   Opportunities Fund; IB
283 Putnam VT New Value Fund;    1/2/97  Open/Equity  284.92  13.23
   IA
284 Putnam VT New Value Fund;    4/30/98 Open/Equity    1.51  13.22
   IB
285 Putnam VT OTC & Emerging     4/30/98 Open/Equity   43.17  10.77
   Growth Fund; IA
286 Putnam VT OTC & Emerging     4/30/98 Open/Equity    1.09  10.77
   Growth Fund; IB
287 Putnam VT Research; IA       10/1/98 Open/Equity   62.17  12.55
288 Putnam VT Research; IB       10/1/98 Open/Equity    1.52  12.54
289 Putnam VT Small Cap Value    4/30/99 Open/Equity    2.51  10.35
   Fund; IA
290 Putnam VT Small Cap Value    4/30/99 Open/Equity    0.14  10.35
   Fund; IB
291 Putnam VT Utilities Growth   5/1/92  Open/Balanc 1,029.1  17.44
   and Income Fund; IA                  ed                1
292 Putnam VT Utilities Growth   4/30/98 Open/Balanc    3.47  17.44
   and Income Fund; IB                  ed
293 Putnam VT Vista Fund; IA     1/2/97  Open/Equity  346.14  15.49
294 Putnam VT Vista Fund; IB     4/30/98 Open/Equity    2.03  15.49
295 Putnam VT Voyager Fund; IA   2/1/88  Open/Equity 6,177.6  44.52
                                                         9
296 Putnam VT Voyager Fund; IB   4/30/98 Open/Equity   13.95  44.47
(5)  Miscellaneous
          There has been, or is, no litigation or fact which had or would have, a material effect on the Investment
     Management Company during the six months before the filing of this report.

III. OUTLINE OF THE FINANCIAL STATUS OF THE FUND
     PricewaterhouseCoopers LLP in the U.S.A. is responsible for this part.
     Translation of unaudited semi-annual accounts will be attached to the Japanese version of the Semi-annual
     Report.

IV.  OUTLINE OF THE FINANCIAL STATUS OF THE INVESTMENT
     MANAGEMENT COMPANY
     PricewaterhouseCoopers LLP in the U.S.A. is responsible for this part.
     Translation of unaudited semi-annual accounts will be attached to the Japanese version of the Semi-annual Report.








        AMENDMENT TO SECURITIES REGISTRATION STATEMENT






















              PUTNAM U.S. GOVERNMENT INCOME TRUST

                         AMENDMENT TO
               SECURITIES REGISTRATION STATEMENT


To:  Minister of Finance
                             Filing Date: June 30, 1999

Name of the Registrant Trust:           PUTNAM U.S. GOVERNMENT INCOME TRUST

Name and Official Title of Trustees:         George Putnam
                                             John A. Hill
                                             William F. Pounds
                                             Jameson A. Baxter
                                             Hans H. Estin
                                             Ronald J. Jackson
                                             Paul L. Joskow
                                             Elizabeth T. Kennan
                                             Lawrence J. Lasser
                                             John H. Mullin, III
                                             Robert E. Patterson
                                             Donald S. Perkins
                                             George Putnam, III
                                             A.J.C. Smith
                                             W. Thomas Stephens
                                             W. Nicholas Thorndike

Address of Principal Office:            One Post Office Square
                                        Boston, Massachusetts 02109
                                        U.S.A.

Name and Title of Registration Agent:   Harume Nakano
                                        Attorney-at-Law
                                        Signature [Harume Nakano]
                                                      (Seal)
                                        Ken Miura
                                        Attorney-at-Law
                                        Signature [Ken Miura]
                                                    (Seal)

Address or Place of Business            Kasumigaseki Building, 25th Floor
                                        2-5, Kasumigaseki 3-chome
                                        Chiyoda-ku, Tokyo

Name of Liaison Contact:                Harume Nakano
                                        Ken Miura
                                        Attorneys-at-Law
                            - ii -



Place of Liaison Contact:               Hamada & Matsumoto
                                        Kasumigaseki Building, 25th Floor
                                        2-5, Kasumigaseki 3-chome
                                        Chiyoda-ku, Tokyo

Phone Number:                                03-3580-3377


           Public Offering or Sale for Registration



Name of the Fund Making Public          PUTNAM U.S. GOVERNMENT INCOME
Offering or Sale of Foreign             TRUST
Investment Fund Securities:

Type and Aggregate Amount of       Up to 76.1 million Class M Shares
Foreign Investment Fund Securities Up to the total amount aggregating the
to be Publicly Offered or Sold:    amounts calculated by
                                   multiplying the respective net
                                   asset value per Class M Share by
                                   the respective number of Class M
                                   Shares in respect of 76.1
                                   million Class M Shares
                                   (The maximum amount expected to be
                                   sold is 1 billion U.S. dollars
                                   (yen[  ] billion).

Note 1: U.S.$ amount is translated into Japanese Yen at the rate of U.S.$l.00=yen[ ] the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on May 31, 1999.

Note 2: The maximum amount expected to be sold is an amount calculated by multiplying the net asset value per Class M
     Share as of January 31, 1999 (U.S.$[  ]) by 76.1 million
     Class M Shares for convenience.

      Places where a copy of this Amendment to Securities Registration
         Statement is available for Public Inspection

                        Not applicable.

     (Total number of pages of this Amendment to Securities Registration
        Statement is 5 including front and back pages.)
I.   Reason For Filing This Amendment to Securities Registration Statement:

     This statement purports to amend and update the relevant information of the Securities Registration Statement ("Original SRS") filed on March 16, 1999 due to the fact that the aforementioned Semi-annual Report was filed today.

     The exchange rates used in this statement to translate the amended amounts of foreign currencies are different from those used before these amendments, as the latest exchange rates are used in this statement.

II.             Contents of the Amendments:

Part II.   INFORMATION ON THE ISSUER (page 5 of the Original SRS)

     The following matters in the Original SRS are amended to have the same contents as those provided in the following items of the aforementioned Semi-annual Report:

         Before amendment                 After amendment
    [Original SRS]                  [Aforementioned Semi-annual Report]
I.  Description of the Fund     I.  Status of Investment
5.  Status of Investment           Portfolio of the Fund
    Portfolio
(A) Diversification of          (1  Diversification of
    Investment Portfolio        )   Investment Portfolio
                                  (the aforementioned Semi-
                                  annual Report, page 1)
(B) Results of Past Operations  (2  Results of Past Operations
                               )
    Record of Changes in Net     a  Record of Changes in Net
(1) Assets (Class M Shares)        Assets (Class M Shares)
    (Regarding the amounts as      (Ditto, page 2)
    at the end of each month       (Regarding the amounts as
    during one-year period         at the end of each month
    from, and including, the       during one-year period
    latest relevant date           from, and including, the
    appertaining to the filing     latest relevant date
    date of the Original SRS)      appertaining to the filing
                                  date of the afore-mentioned
                                  Semi-annual Report)
    Record of Distributions      b Record of Distributions
(2) Paid (Class M Shares)          Paid (Class M Shares)
    (Regarding the dividends       (Ditto, page 2)
    paid at the end of each        (Regarding the dividends
    month up to the latest         paid at the end of each
    relevant date of the           month up to the latest
    Original SRS)                  relevant date of the afore-
                                   mentioned Semi-annual
                                   Report)
II. Outline of the Fund         II Outline of the Fund
                                .
1.  Fund                        1.  Fund
(E) Amount of Capital Stock     (1  Amount of Capital Stock
                               )   (Ditto, page 4)
(G) Information Concerning      (2  Information Concerning
    Major Shareholders          )   Major Shareholders (Ditto,
                                  page 4)
(H) Information Concerning      (3  Information Concerning
    Directors, Officers and     )   Directors, Officers and
    Employees                      Employees (Ditto, page 4)
(I) Description of Business     (4  Description of Business and
    and Outline of Operation    )   Outline of Operation
                                  (Ditto, page 6)
2.  Putnam Investment           2.  Putnam Investment
    Management, Inc.               Management, Inc.
    (Investment Management         (Investment Management
    Company)                       Company)
(E) Amount of Capital Stock     (1  Amount of Capital Stock
                               )   (Ditto, page 7)
(G) Information Concerning      (2  Information Concerning
    Major Stockholders          )   Major Stockholders (Ditto,
                                  page 7)
(H) Information Concerning      (3  Information Concerning
    Officers and Employees      )   Officers and Employees
                                  (Ditto, page 7)
(I) Summary of Business Lines   (4  Summary of Business Lines
    and Business Operation      )   and Business Operation
                                  (Ditto, page 18)

     With respect to Section IV the Financial Condition of the Fund in the Original SRS, Item III Outline of the
     Financial Status of the Fund in the aforementioned Semi-annual Report (Ditto, page 32) is added to the Original
     SRS.

Part III. SPECIAL INFORMATION (page 13 of the Original SRS)

     With respect to Section II the Financial Condition of the Investment Management Company in the Original SRS, Item IV Outline of the Financial Status of the Investment Management Company in the aforementioned Semi-annual Report (Ditto, page 32) is added to the Original SRS.